Supplementary Financial Information (Schedule Of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,132	$ 961
Accumulated Amortization	435	420
Net	697	541
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	453	491
Accumulated Amortization	96	94
Net	357	397
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	679	470
Accumulated Amortization	339	326
Net	$ 340	$ 144